Subsequent Events (Details Narrative) - shares				1 Months Ended
	Apr. 05, 2023	Dec. 15, 2022	May 20, 2021	Jan. 31, 2023
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		499,992
Common Class B [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities				1,000.00
Stock Issued During Period, Shares, New Issues			4,312,500
Common Class B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	3,000,000
Stock Issued During Period, Shares, New Issues	791,667
Common Class A [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities				1,000,000
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	3,000,000
Stock Issued During Period, Shares, New Issues	5,348,049